EQUITY (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2018	Sep. 30, 2017
Notes to Financial Statements
Summary of the warrants issued
	June 30, 2018
		Weighted
		Average
		Exercise
	Shares	Price
Outstanding at beginning of period	6,900,356	$0.428
Issued	9,231,066	0.250
Exercised	-	-
Forfeited	-	-
Expired	(544,998)	(0.250)
Outstanding at end of period	15,586,424	$0.328
Exercisable at end of period	15,586,424

	September 30, 2017
		Weighted
		Average
		Exercise
	Shares	Price
Outstanding at beginning of period	3,453,171	$0.840
Issued	3,454,853	0.399
Exercised	-	-
Forfeited	-	-
Expired	(7,668)	(30.000)
Outstanding at end of period	6,900,356	$0.428
Exercisable at end of period	6,900,356

Summary of the status of the warrants outstanding
	June 30, 2018
	Weighted	Weighted		Weighted
	Average	Average		Average
Number of	Remaining	Exercise	Shares	Exercise
Warrants	Life (In Years)	Price	Exercisable	Price
13,929,123	4.27	$0.250	13,929,123	$0.250
714,286	3.08	0.700	714,286	0.700
936,348	3.37	1.000	936,348	1.000
6,667	0.50	30.000	6,667	30.000
15,586,424	3.84	$0.328	15,586,424	$0.328

	September 30, 2017
	Weighted	Weighted		Weighted
	Average	Average		Average
Number of	Remaining	Exercise	Shares	Exercise
Warrants	Life ( In Years)	Price	Exercisable	Price
5,222,616	3.77	$0.250	5,222,616	$0.250
734,725	3.74	0.700	734,725	0.700
936,348	4.17	1.000	936,348	1.000
6,667	1.25	30.000	6,667	30.000
6,900,356	3.72	$0.428	6,900,356	$0.428

Weighted average assumptions relating to the valuation of the Companys warrants
Dividend yield	0%
Expected life	1-2 years
Expected volatility	125%-145%
Risk free interest rate	2.0%-2.14%

Dividend yield	0%
Expected life	.25-3
Expected volatility	90%
Risk free interest rate	.01-.07%